Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2018
Summary of significant accounting policies [Abstract]
Basis of consolidation
3.1	Basis of consolidation

The consolidated financial statements include the accounts of Grupo TMM and those of its subsidiaries. Grupo TMM controls a subsidiary when it is exposed, or has rights, to variable returns resulting from its involvement with the subsidiary and has the ability to affect those returns through its power over the subsidiary. All subsidiaries have the reporting date of “December 31”, for all years reported.

The balances and transactions among subsidiaries have been eliminated for the purposes of consolidation, including balances and unrealized gains on transactions between Grupo TMM’s companies. Unrealized losses on the sale of assets among the Group are eliminated in the consolidation and the asset involved is also reviewed for impairment from a group perspective. Accounting policies of subsidiaries have been adjusted where necessary to ensure consistency with the policies adopted by Grupo TMM.

Profit or loss and other comprehensive income of subsidiaries acquired or disposed during the year are recognized from the effective date of acquisition, or up to the effective date of disposal, as applicable.

Non-controlling interest, presented as part of the stockholders’ equity, represents the portion of the subsidiary’s profit or loss and net assets that are not held by Grupo TMM. The Company attributes the total comprehensive income or loss of the subsidiaries between the owners of the parent and the non-controlling interest based on their respective ownership interests.

Associates and joint ventures
Associates are all entities over which Grupo TMM has significant influence but not control, generally accompanying a shareholding between 20% and 50% of the voting rights. A joint venture is a joint arrangement whereby the parties that have joint control of the arrangement having rights to the net assets of the arrangement.

Investments in associates and joint ventures are accounted by the equity method and are initially recognized at their acquisition cost.

The carrying amount of investments in associates and joint ventures is increased or decreased to recognize Grupo TMM’s share of the profit or loss and other comprehensive income of the associate and joint venture, adjusted where necessary to ensure consistency with the accounting policies of Grupo TMM.

Unrealized gains on transactions between Grupo TMM and its associates and joint ventures are eliminated to the extent of Grupo TMM’s interest on those entities. When unrealized losses are eliminated, the asset involved is also tested for impairment.

Business combinations
3.2	Business combinations

Grupo TMM applies the acquisition method to accounting for business combinations. The consideration transferred by Grupo TMM to obtain control of a subsidiary is calculated as the sum of the fair values on the acquisition-date of the assets transferred, liabilities incurred, and the equity interests issued by Grupo TMM, which includes, accordingly, the fair value of any asset or liability that arises from the contingent consideration arrangement. Acquisition costs are expensed as incurred.

Grupo TMM recognizes identifiable assets acquired and liabilities assumed in the business combination independent of whether these were recognized in acquirer’s financial statements prior to the acquisition. Assets acquired and liabilities assumed are generally measured at their acquisition-date fair value.

Goodwill is stated after the individual recognition of identifiable intangible assets. It is calculated as the excess of the sum of a) the fair value of the consideration transferred, b) the amount recognized for any non-controlling interest in the entity acquired, and c) the fair value on the acquisition date of any equity interest in the acquire, over the acquisition-date the fair values of the identifiable net assets. If the fair values of the identifiable net assets exceed the sum calculated above, this excess amount (e.g. gain on a bargain purchase) is immediately recognized in profit or loss

Foreign currency translation
3.3	Foreign currency translation

Functional and presentation currency
The consolidated financial statements are reported in Mexican pesos, which is also the functional currency of the parent company.

Foreign currency balances and transactions
Foreign currency transactions are translated into the functional currency of the respective Group entity, using the exchange rates prevailing at the dates of the transactions (spot exchange rate). Foreign exchange gains and losses resulting from the settlement of such transactions and from the measurement of monetary items denominated in foreign currency at year-end exchange rates are recognized in profit or loss.

Non-monetary items are not retranslated at year-end and are measured at historical cost (translated using the exchange rates at the transaction date), except for non-monetary items measured at fair value which are translated using the exchange rates at the date when fair value was determined.

In the consolidated financial statements of Grupo TMM, all the assets, liabilities, and operations of Grupo TMM’s entities operated in a functional currency other than the Mexican peso (Grupo TMM’s reporting currency) are converted to pesos on consolidation.

Cash and cash equivalents
3.4	Cash and cash equivalents

Cash and cash equivalents comprise cash on hand and demand deposits, together with other highly liquid and short-term investments that are readily convertible into known amounts of cash and which are subject to insignificant risk of change in their value.

Materials and supplies
3.5	Materials and supplies

Materials and supplies, consisting mainly of fuel and items for the maintenance of property, vessels and equipment, are valued at the lower of the average cost and the net realizable value.

Prepayments
3.6	Prepayments
Represent prepayments for services that will be received in the future and are amortized in the period when said services are received.
Property, vessels and equipment
3.7	Property, vessels and equipment

Properties and vessels
The properties (land and buildings) are measured at fair value, which are determined by external professional valuers every three years or before if the market factors indicate a significant change in the fair value. The last valuation of these assets was in December 2016.

The vessels are measured at fair value and at December 31, 2018 and 2017, the revalued amounts were determined using the revenue technique (expected future cash flows). The frequency of the revaluations for this class of assets will be based on the changes of the fair values, meaning when these values significantly differ from their carrying value. The Company has revaluated this class of assets at December 31, 2018 and 2017.

The revaluation surplus that is derived from the valuation of properties and vessels is recognized as part of ‘Other comprehensive income items’ and forms part of ‘other capital components’ in stockholders’ investment. A revaluation surplus is credited to income up to an amount equivalent to any revaluation write-down or impairment loss previously recognized income. Any excess is recognized in ‘Other comprehensive income items’ and in stockholders’ equity in the item of ‘Revaluation surplus’. Revaluation write-downs or impairment losses are recognized in ‘Other comprehensive income items’ up to the amount previously recognized on that asset in stockholders’ equity in the item of ‘Revaluation surplus’.

Any remaining decrease is recognized in income for the year. Any remaining balance of the revaluation surplus in stockholders’ equity at the time of disposing of the asset that gave rise thereto is reclassified to retained earnings. Moreover, any remaining balance of the revaluation surplus in stockholders’ equity may not be distributed to stockholders.

The depreciation of properties and vessels is recognized using the straight-line method to write down its carrying value less its estimated residual value. As no finite useful life for land can be determined, the related carrying amounts are not depreciated.

Machinery and equipment
Machinery and equipment are stated at construction or acquisition cost, including any cost directly attributable to bringing the assets to the location and condition necessary for them to be capable of operating in the manner intended by Grupo TMM’s Management. Acquisitions through capital leases or charter arrangements with an obligation to purchase are capitalized based on the present value of future minimum payments, recognizing the related liability. Depreciation of machinery and equipment is computed using the straight-line method based on the useful lives of the assets net of the estimated residual value.

Recurring maintenance and repair expenditures are charged to operating expenses as incurred. Major repairs to vessels (docks) are capitalized and amortized over the period in which benefits are expected to be received (two to five years for vessels). The material residual values and the estimated useful life are adjusted as necessary, at least once a year.

Gains or losses from the disposal of property, vessels and equipment are determined as differences between the disposal proceeds and the carrying amount of the assets and are recognized in profit or loss as part of (‘Other income’), accordingly (see Note 19).

Construction in progress
Disbursements attributable to construction of assets that are identifiable and may be controlled by the Company are recognized as assets when they meet the following conditions:

•	it is technically possible to complete the construction of the asset so that it can be available to be used;
•	management has the intent of completing the asset to use it;
•	it can be proven that the asset will generate economic benefits in the future;
•	adequate technical, financial or another type of resources are available to complete the asset; and
•	the disbursement attributable to the asset during its construction can be determined reliably.

Intangible assets
3.8	Intangible assets

Recognition of intangible assets
Concession rights
Concession rights correspond to payments made for the rights to operate assets under concession, which are stated at cost and are amortized over the terms specified in the corresponding agreements.

Software
Software licenses acquired are capitalized on the basis of costs incurred to acquire and install the specific software.

Trademark
The trademark acquired in a business combination that qualifies for separate recognition is considered an intangible asset and is recorded at its fair value.

Subsequent measuring
All finite-lived intangible assets are accounted for using the cost model by which the net capitalized costs of their residual value are amortized using the straight-line method throughout their estimated useful lives, in the case of the concession rights; these are amortized according to the term specified in the corresponding agreement. The residual values and useful lives are reviewed at each reporting date. The trademark is considered an intangible asset with an indefinite life; therefore it is subject to impairment tests annually as described in Note 13.

The amortization is included in the consolidated statement of operations as part of the depreciation, amortization, and loss on revaluation item. Subsequent expenditures to preserve software and trademarks are expensed as incurred.

Impairment testing of long-lived assets
3.9	Impairment testing of long-lived assets

For impairment assessment purposes, assets are grouped at the lowest levels for which there are largely independent cash inflows (cash-generating units). As a result, some assets are tested individually for impairment and some are tested at cash-generating unit level.

Trademark is allocated to those cash-generating units that are expected to benefit from synergies of a related business combination and represent the lowest level within the Company at which management monitors the trademark.

Cash-generating units to which trademark has been allocated (determined by the Grupo TMM’s Management as equivalent to its operating segments) are tested for impairment at least annually. All other individual assets or cash-generating units are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.

An impairment loss is recognized for the amount by which the asset’s (or cash-generating unit’s) carrying amount exceeds its recoverable amount, which is the higher of fair value less costs of disposal and value-in-use. To determine the value-in-use, management estimates expected future cash flows from each cash-generating unit and determines a suitable discount rate in order to calculate the present value of those cash flows.

The data used for impairment testing procedures are directly linked to the Grupo TMM’s latest approved budget, adjusted as necessary to exclude the effects of future reorganizations and asset enhancements. Discount factors are determined individually for each cash-generating unit and reflect current market assessments of the time value of money and asset-specific risk factors.

Impairment losses for cash-generating units reduce first the carrying amount of any goodwill allocated to that cash-generating unit. Any remaining impairment loss is charged pro rata to the other assets in the cash-generating unit.

With the exception of the trademark, all assets are subsequently reassessed for indications that an impairment loss previously recognized may no longer exist. An impairment loss is reversed if the asset’s or cash-generating unit’s recoverable amount exceeds its carrying amount.

Leased assets
3.10	Leased assets

Financial leases
Management applies judgment in considering the substance of a lease agreement. The economic ownership of the leased asset is transferred to the leaseholder if they substantially assume all the risks and rewards related to the ownership of the leased asset.

The corresponding asset is then recognized at the start of the lease at the fair value of the leased asset, or if lower, at the present value of the lease payments. A corresponding amount is recognized as a liability for financial leasing, independent of whether some of the lease payments are settled in advance of the lease start date.

The corresponding liability decreases by the lease payments net of the financial expenses. The interest component in the lease payment represents a portion of the capital balance outstanding and is recognized in operations as financial costs over the lease period.

Notes 3.7 above and 9 describe the depreciation methods and estimated useful lives, respectively, for assets under financial leases.

Operating leases
All other leases are treated as operating leases. Payments on operating lease agreements are recognized as an expense on a straight-line basis over the lease term. The associated costs, such as maintenance and insurance, are expensed as incurred.

Financial instruments
3.11	Financial instruments

Recognition and derecognition
Financial assets and financial liabilities are recognised when the Group becomes a party to the contractual provisions of the financial instrument.

Financial assets are derecognized when the contractual rights to the cash flow from a financial asset expire, or when the financial asset and all the substantial risks and benefits have been transferred. A financial liability is derecognized as extinguished, discharged, canceled, or expired.

Classification and initial measurement of financial assets
Except for those trade receivables that do not contain a significant financing component and are measured at the transaction price in accordance with IFRS 15, all financial assets are initially measured at fair value, adjusted by transaction costs (where applicable).

Financial assets are classified into the following categories:

•	amortized cost
•	fair value through profit or loss (FVTPL)
•	fair value through other comprehensive income (FVOCI).

In the periods presented the Group does not have any financial assets categorized as FVTPL or FVOCI.

The classification is determined by both:

•	the Group’s business model for managing the financial asset; and
•	the contractual cash flow characteristics of the financial asset.

All income and expenses relating to financial assets that are recognized in profit or loss are presented within finance costs, finance income or other financial items, except for impairment of trade receivables which is presented within other expenses.

Subsequent measurement of financial assets

Financial assets at amortized cost
Financial assets are measured at amortized cost if the assets meet the following conditions (and are not designated as FVTPL):

•	they are held within a business model whose objective is to hold the financial assets and collect its contractual cash flows; and
•	the contractual terms of the financial assets give rise to cash flows that are solely payments of principal and interest on the principal amount outstanding.

After initial recognition, these are measured at amortized cost using the effective interest method. Discounting is omitted where the effect of discounting is immaterial. The Group’s cash and cash equivalents, trade and most other receivables fall into this category of financial instruments.

Impairment of financial assets
IFRS 9’s impairment requirements use more forward-looking information to recognize expected credit losses – the ‘expected credit loss (ECL) model’. This replaces IAS 39’s ‘incurred loss model’. Instruments within the scope of the new requirements included mainly trade receivables, contract assets recognized and measured under IFRS 15 and other receivables.

Recognition of credit losses is no longer dependent on the Group first identifying a credit los event. Instead the Group considers a broader range of information when assessing credit risk and measuring expected credit losses, including past events, current conditions, reasonable and supportable forecasts that affect the expected collectability of the future cash flows of the instrument.

The Group makes use of a simplified approach in accounting for trade and other receivables as well as contract assets and records the loss allowance as lifetime expected credit losses. These are the expected shortfalls in contractual cash flows, considering the potential for default at any point during the life of the financial instrument. In calculating, the Group uses its historical experience, external indicators and forward-looking information to calculate the expected credit losses using a provision matrix.

The Group assess impairment of trade receivables based on the characteristics of the business segment, when appropriate this assessment is made on a collective basis as they possess shared credit risk characteristics they have been grouped based on the days past due. Refer to Note 26, for a detailed analysis of how the impairment requirements of IFRS 9 are applied.

Previous financial asset impairment under IAS 39
In the prior year, the impairment of trade receivables was based on the incurred loss model. Individually significant receivables were considered for impairment when they were past due or when other objective evidence was received that a specific counterparty will default.

Classification and measurement of financial liabilities
As the accounting for financial liabilities remains largely the same under IFRS 9 compared to IAS 39, the Group’s financial liabilities were not impacted by the adoption of IFRS 9. However, for completeness, the accounting policy is disclosed below.

The Group’s financial liabilities include borrowings, trade and other payables. Financial liabilities are initially measured at fair value, and, where applicable, adjusted for transaction costs. Subsequently, financial liabilities are measured at amortized cost using the effective interest method.

All interest-related charges are included within finance costs or finance income and included in financing costs or financing income.

Provisions, contingent liabilities and contingent assets
3.12	Provisions, contingent liabilities and contingent assets

Provisions are recognized when the present obligations resulting from a past event will probably lead to an outflow of Grupo TMM economic resources and the amounts can be reliably estimated. Timing or amount of the outflow may still be uncertain. A present obligation arises from a presence of a legal or constructive commitment that has resulted from past events.

Provisions are not recognized for future operating losses. Provisions are the estimated amounts required to be expended to settle the present obligation based on the most reliable evidence available at the date of the consolidated financial statements, including the risks and uncertainties associated with the present obligation. Provisions are discounted at their present value, where the time value of money is material. Any reimbursement that Grupo TMM can be virtually certain to collect from a third party regarding an obligation is recognized as a separate asset. However, this asset may not exceed the amount for the related provision.

All provisions are reviewed on the issuance of the financial statements and adjusted to reflect the current best estimate. When an outflow of economic resources for present obligations is not probable, this is not recognized as a liability, unless it was assumed in the course of a business combination. Such cases are disclosed as contingent liabilities unless the outflow of resources is remote.

Taxes on earnings
3.13	Taxes on earnings

Calculation of current income tax is based on tax rates and tax laws that have been enacted or substantially enacted to the reporting date of the consolidated financial statements.

Deferred income tax is determined using the liability method, based on temporary differences arising between the tax basis of assets and liabilities and their carrying amounts in the financial statements. Determination of deferred income tax has considered tax rates that will be effective at the time of reversion of the temporary differences.

The income tax expense in the statement of profit or loss includes the sum of the deferred tax, which has not been recognized in other comprehensive income or directly in stockholders’ equity, and the current income tax for the year.

Deferred tax assets are recognized to the extent that it is probable that future taxable profit against which temporary differences can be utilized will be available (see Note 21).

This is assessed based on the Company’s forecast of future operating results, adjusted for significant items that are reconciled for the taxable income and the limits on the use of tax losses and other tax asset carryforwards.

Deferred income tax is provided on temporary differences arising on investments in subsidiaries and associates, except where the timing of the reversal of the temporary difference can be controlled and it is probable that the temporary difference will not reverse in the foreseeable future.

Statutory employee profit sharing
3.14	Statutory employee profit sharing

The statutory employee profit sharing is determined applying the rate of 10% on taxable income, adjusted as provided for by the Income Tax Law. The statutory employee profit sharing accrued is considered an ordinary expense associated with employee benefits.

Post-employment benefits and benefits for short-term employees
3.15	Post-employment benefits and benefits for short-term employees

Post-employment benefits
Defined benefit plans
The seniority pension to which employees are entitled after 15 years of service and after having retired at the age of 60, are expensed in the years in which the services are rendered (see Note 23).

In addition, the Company has pension plans for certain employees who retire after the age of 65 (or early retirement at 60 or 55), in addition to having completed a minimum 15 years of service, which are expensed in the years in which the services are rendered (see Note 23).

Under the defined benefits plan, the pension amount an employee will receive upon retirement is determined in reference to the time of service and salary determined for each case based on the plan. The legal obligation of the benefits lies with Grupo TMM, even if the plan’s assets to finance the defined benefits plan are separate. The plan’s assets may include assets specifically designated in a long-term benefit fund.

The liability recognized in the consolidated statement of financial position for the defined benefits plans is the present value of the defined benefits obligation (DBO) as of the reporting date less the fair value of the plan assets.

Management estimates the DBO annually with the assistance of independent actuaries, based on the standard inflation rate, the salary growth rates, and the mortality rate. The discount factors are determined near the close of each year in reference to the high-quality corporate bonds that are denominated in the currency in which the benefits will be paid and which have maturities similar to the terms of the corresponding pension liability.

The net cost for the defined benefits liability period is included in the item ‘Salaries, wages and employee benefits’ in the consolidated statements of profit or loss.

Indemnifications
Indemnifications that are not substitutive of retirement, paid to personnel who leave the company due to restructuring or any other reason, are charged to the operations for the period when incurred or provisions are created when there is a present obligation of these events, with a probability of an outflow of resources and this obligation can be reasonably estimated.

Short-term employee benefits
Short-term employee benefits, including vacation entitlement, are current liabilities included in ‘Accounts payable and accrued expenses’, measured at the amount Grupo TMM expects to pay as a result of time not taken; as these liabilities are short-term, they were not discounted as their effect is considered immaterial.

Stockholders' equity
3.16	Stockholders’ equity

Common shares are classified as equity. Grupo TMM does not have other equity instruments in addition to its common shares.

Incremental costs directly attributable to the issue of new shares or options are shown in equity as a deduction, net of taxes, from the proceeds. Incremental costs directly attributable to the issue of new shares or options are included in the cost of acquisition as part of the purchase consideration.

The accumulated losses include all current profits or losses and for previous periods.

Other components of equity capital include:

•	revaluation surplus, including gains from the reevaluation of vessels and properties;
•	statutory reserve corresponds to the separation of earnings withheld to this reserve;
•	additional paid-in capital is equivalent to the amount received in excess of the par value of the shares; and
•	translation result represents the accumulated effect of the change in functional currency.

Recognition of revenue, costs and expenses, and financing costs
3.17	Recognition of revenue, costs and expenses, and financing costs

Revenues
Group’s revenue arises mainly from services of maritime transportation, logistics and warehousing.

To determine whether to recognize revenue, the Group follows a 5-step process:

1.	Identifying the contract with a customer

2.	Identifying the performance obligations

3.	Determining the transaction price

4.	Allocating the transaction price to the performance obligations

5.	Recognizing revenue when/as performance obligation(s) are satisfied.

The Group does not carry out transactions that involve different contracts and on which their characteristics must be combined in accordance with IFRS. Moreover, transactions are not usually carried out that involve different services as part of the same contract; therefore, the total price of the transaction for a contract in all cases is allocated to a single performance obligation, based on their relative independent sales prices. The transaction price for contracts does not consider variable payments, except for certain service payments that are not considered significant in connection with the total revenues of the Group, nor are payments in kind, nor amounts collected on behalf of third parties and nor contemplate a financing component.

All revenues are recognized over time, as the Group meets performance obligations by transferring the services promised to its customers.

When the Company meets a performance obligation before receiving the payment, the Company already recognizes either a contract asset or a receivable in its consolidated statement of financial position, depending upon if something else is required than only passage of time before the consideration becomes due. The Group generally does not receive payments in connection with performance obligations; therefore, contractual liabilities are not required to be recognized.

In obtaining these contracts, the Group incurs immaterial incremental costs. Since the amortization period of these costs would be less than one year, if capitalized, and also that those costs are immaterial, the Group makes use of the practical expedient in IFRS 15.94 and expenses them as they incur.

Parcel vessels and Bulk Carriers
These revenues are derived from the transportation of merchandise through the Group’s own shipments or third parties, usually in periods ranging between 7 and 30 days. The rate is fixed and it is set at the beginning of the contract, based on the space or capacity required by the customer. The performance obligation is met as the merchandise is transported from the point of origin to the destination Revenues are recognized over time on a straight-line basis during the term of each contract. Given that the costs required for rendering the service under these contracts do not vary significantly, that method provides a reasonable representation of the services transferred. The amounts that remain unbilled at the end of the reporting period are presented in the consolidated statement of financial position as contractual assets, since something additional is required in addition to time elapsed in order for those amounts to become due and payable.

The Group generally does not receive advances that exceed the amount of obligations met; therefore, contract liability balances are not generated.

Maritime administration services
They correspond to revenues for services rendered for contracting, operating, and managing shipments, mainly offshore service providers. The rate for these services is determined by applying a 2.85% profit margin to the costs incurred by the Group for rendering services. This percentage is reviewed annually, and it can be increased under certain circumstances, but by applying it beginning the year subsequent to its modification, these services are considered a single performance obligation. Accordingly, the consideration is totally allocated; revenues are recognized over time as the related costs are incurred by applying the corresponding profit margin. The amounts are billed monthly, in accordance with these referred to above; therefore, neither asset balances nor contract liabilities are generally generated.

Ship repair services (Shipyard) and containers
They correspond to revenues for minor and major repairs and maintenance to ships made at the facilities of the Group (Shipyard), as well as containers of shipping companies and others such as wharfage. The consideration for the services is fixed, and it is determined in the contract based on the work ordered, including materials and replacement parts, which must be realized in an estimated period for the work, which ranges from 2 days up to 60 days for ships, and from 1 day up to 6 days for containers. Wharfage depends on the considerations of the ship from 1 to 365 days, due to the high degree of interdependence among the various elements of these services. They are recorded in the accounting as a single performance obligation. These revenues are recognized over time in conformity with the completion of the services agreed upon. The Group measures its completion toward total compliance of the performance obligation by comparing real hours invested up to the date with the total estimated hours required to perform the repair or maintenance, including related costs. This base reasonably represents services transferred to each customer, by virtue of the ability of the Group to make reliable estimates based on its significant historical experience in rendering these services. The amounts that remain unbilled at the end of the reporting period are presented in the consolidated statement of financial position as contractual assets, since something additional is required in addition to time passaged in order for those amounts to become due and payable. The Group generally does not receive advances that exceed the amount of obligations met; therefore, contractual asset balances are not generated.

Other services
The Group obtains revenues for other services such as tugboats, suppliers, negotiations, port formalities, among other things. Most of these services are considered single performance obligations in the terms of the respective contracts, and the consideration is entirely allocated to those performance obligations. Revenues are recognized over time, since customers receive and consume the benefits as the Group renders the services, that is, as the performance obligations are met. The Group does not generate asset balances or contract liabilities for most of these services. The Group acts as an agent for the specific case of agency services and, therefore, it recognizes the revenues corresponding to the profit margin generated net of the costs incurred.

Costs and expenses
The costs and expenses for maritime, and also those related to other logistics operations, are recognized in operations when the services are rendered, materials are consumed or as incurred.

Financing income and costs
Interest income and expense are reported as accrued using the effective interest method and are reported as part of the comprehensive financing cost.

Information by segments
3.18	Information by segments

Grupo TMM has four operating segments: maritime division, logistics division, ports and terminals division and warehousing division. These operating segments are monitored by the Company’s Management, who are responsible for making strategic decisions, which are made based on adjusted operating segment results.

In identifying its operating segments. Management follows Grupo TMM’s service lines, which represent the main services provided by Grupo TMM.

Each of these operating segments is managed separately as each of these service lines requires different technologies and other resources as well as marketing approaches. All inter-segment transfers are carried out at market prices.

The accounting policies Grupo TMM uses for segment reporting are the same as those used in its consolidated financial statements, with the exception that corporate assets which are not directly attributable to the business activities of any operating segment are not allocated. In the financial periods presented, this primarily applies to the Grupo TMM’s head office.

Significant management judgment in applying accounting policies and estimation uncertainty
3.19	Significant management judgment in applying accounting policies and estimation uncertainty

When preparing the consolidated financial statements, Management considers a number of judgments, estimates and assumptions about recognition and measurement of assets, liabilities, income and expenses.

Significant management judgment
The reporting judgments made by Management as to the application of the accounting policies of Grupo TMM that would have a material effect on the consolidated financial statements are described following:

Evaluation of control, significant influence, and joint control
Management evaluates the terms of voting power with respect to its investees, the power to govern, decisions, contractual and legal agreements, upon determining if there is control, significant influence, and joint control. Significant judgment is required by evaluating some of these characteristics that can be modified over time (see Note 3.1).

Estimation uncertainty
Information about estimates and assumptions that have the most significant effect on the recognition and measurement of assets, liabilities, income and expenses is provided below; actual results may be substantially different.

Impairment of long-lived assets
On assessing impairment, Management determines the recoverable value of each asset or cash generating unit based on the expected future cash flows and determines an adequate interest rate to be able to calculate the present value of these cash flows. The uncertainty in the estimate is related to the assumptions regarding results of future operations and the determination of suitable discount rate.

Useful lives of depreciable assets
Management reviews the useful lives of the depreciable assets on each reporting date, based on the expected use of each asset. The uncertainty in these estimates is derived from the technical obsolescence that could change the expected use of vessels and other equipment.

Defined benefits obligation
Management’s estimate of the DBO is based on a number of critical assumptions, such as inflation rates, mortality rates, discount rate, and a consideration for future salary increases. The variances in these assumptions can impact the amount of the DBO and the corresponding annual expense for defined benefits (the analysis is provided in Note 23).

Measures of fair value
Management uses valuation techniques to measure the fair value of its vessels and properties. This results in Management preparing estimates and assumptions based on market information and using observable data that could be used by market participants to assign a price to the asset, however these are not always available. Moreover, other valuation techniques based on expected future cash flows are used for certain assets, and an interest rate is determined to calculate their present value. These fair value estimates for these non-financial assets can vary from the actual prices obtained on operations at market value on the reporting date, as well as future results and the discount rate (see Note 25).